Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30, 2022	December 31, 2021
Accrued legal contingencies	$14,606	$16,881
Engineering, design and testing services received not invoiced	7,637	6,620
Deposits from customers	3,708	4,354
Accrued legal contingencies due to affiliates	6,551	6,673
Obligation to issue registered shares of Class A Common Stock (1)	—	12,635
Bridge Warrants (2)	4,686	—
Other current liabilities	8,916	21,597
Total accrued expenses and other current liabilities	$46,104	$68,760

(1)	The obligation to issue registered shares of Class A Common Stock was reclassified to Commitment to issue Class A Common Stock upon the adoption of ASU 2020-06 on January 1, 2022, and subsequently to Additional paid-in capital (“APIC”) upon the issuance of Class A Common Stock on July 21, 2022 (see Note 7, Fair Value of Financial Instruments).

(2)	Issuance of Liability-classified Warrants

On various funding dates and as part of the SPA (as defined and further discussed in Note 9, Notes Payable), the Company issued 6,043,623 warrants (“Bridge Warrants”) to purchase the Company’s Class A Common Stock at a rate of 1:1, with an exercise price of $5 per share, subject to customary anti-dilution protection and other adjustments, and are exercisable for seven years on a cash or cashless basis. The Company may repurchase the Warrants for $0.01 per Warrant share if and to the extent the volume weighted average prices of the Company’s Class A Common Stock during 20 of out 30 trading days prior to the repurchase is greater than $15 per share, subject to certain additional conditions.

The Company determined that the Bridge Warrants represent a liability that should be measured at fair value at each issuance date and reporting period, with changes recorded in Changes in fair value measurements in the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss, as the Bridge Warrants contained provisions that allow the holders to redeem them in cash at any time upon the occurrence of a Fundamental Transaction, as defined in the warrants agreements, among other events, as a sale or transfer of the majority of its assets, merger with or acquisition by a third party. Accordingly, the Company recorded the Bridge Warrants in Accrued expense and other current liabilities in the Company’s unaudited Condensed Consolidated Balance Sheet upon their issuance based on the relative fair values of the Bridge Notes and Bridge Warrants with portions of the proceeds, net of original issue discount and allocated transaction costs, so allocated to the warrants in the amount of $6,971.

On September 30, 2022, the Company determined the value of the warrants to be $4,686 and recorded the difference as gain in the amount of $2,285 in the Changes in fair value measurements in the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended September 30, 2022.

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following as of December 31:

	2021	2020
Accrued expenses and other current liabilities
Accrued payroll and benefits	$21,752	$19,180
Accrued legal contingencies	16,881	5,025
Capital lease, current portion	2,574	4,396
Tooling, machinery, and equipment received not invoiced	7,243	509
Engineering, design, and testing services received not invoiced	6,620	—
Deposits from customers	4,354	3,523
Due to affiliates	6,673	5,123
Obligation to issue registered shares of Class A Common Stock	12,635	—
Other current liabilities	11,780	14,626
Total accrued expenses and other current liabilities	$90,512	$52,382